Operating expenses - Schedule of Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Employee benefit expenses	€ (118,658)	€ (86,623)	€ (62,896)
Contributions to defined contribution plans	(7,619)	(4,022)	(2,797)
Depreciation and amortization	(51,028)	(87,900)	(116,318)
Agent costs	(75,950)	(23,914)	(5,321)
IT costs	(16,499)	(12,013)	(9,294)
Auditors, lawyers and consultants	(12,113)	(12,223)	(7,989)
Advertising and promotion	(3,827)	(1,729)	(1,299)
Travel, entertainment, office and rental cost	(11,456)	(7,253)	(4,957)
Contributions to defined benefit plans	(1,607)	(1,560)	(744)
Share based payment transactions expenses	(9,988)	(6,414)	(2,336)
Change in fair value of warrants and put options	11,070	15,583	(13,692)
Capitalized software development expenditure	25,688	17,163	16,669
External and other personnel cost	(7,544)	(4,343)	(2,869)
Business restructuring expenses	(4,446)	(1,980)	(10,340)
Corporate restructuring expenses	(2,764)	(475)	(253,430)
Impairment	(3,355)	(2,846)	(3,866)
Other operating income / (expenses)	(7,254)	7,971	(6,606)
Operating expenses	€ (297,350)	€ (212,577)	€ (488,085)